Note 16 - Net Financial Loss (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of net financail income (loss) [text block]
	Year ended December 31,
(in thousands of euro)	2017	2018	2019
Interests and gains on financial assets	1,254	1,582	1,620
Unrealized gains on financial assets	-	-	4,063
Foreign exchange gains	784	4,068	5,568
Other financial income	463	352	18
Financial income	2,501	6,002	11,270
Foreign exchange losses	(6,661)	(3,851)	(4,772)
Unrealized losses on financial assets	(3,238)	(3,942)	-
Interest on financial liabilities	(113)	(102)	(204)
Other financial expenses	(523)	(534)	(1)
Financial expenses	(10,535)	(8,429)	(4,976)
Net financial income (loss)	(8,034)	(2,427)	6,293